Legacy Class [Member] Performance Management - Legacy Class - MERIDIAN CONTRARIAN FUND	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2500® Index and the Russell 2500® Value Index, indexes more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2500® Index and the Russell 2500® Value Index, indexes more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]
During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 29.47% (for the quarter ended June 30, 2020); and the lowest quarterly return was –30.95% (for the quarter ended March 31, 2020).
For the period January 1, 2025 through September 30, 2025, the total return of the Fund’s Legacy Class shares was 14.81%.

Performance Table Heading	Average Annual Total Returns (For the year ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Availability Website Address [Text]	www.arrowmarkpartners.com/meridian
Performance Availability Phone [Text]	1-800-446-6662
Legacy Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return of the Fund’s
Bar Chart, Year to Date Return	14.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	29.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(30.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020